Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and Named Executive Officer pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.”
The following table reports the compensation of our principal executive officer (“PEO”) and the average compensation of the other named executive officers (“Non-PEO NEOs”) as reported in the Summary Compensation Table for the past two fiscal years, as well as their “compensation actually paid” as calculated in accordance with Item 402(v) of Regulation S-K and certain other performance measures required by the SEC rules.

Year(1)	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (Loss) (thousands)(6)
(a)	PEO #1	PEO #2	PEO #1	Compensation PEO #2
2024	$2,027,854	$—	$1,425,058	$—	$1,181,130	$834,370	$19.84	($21,288)
2023	$1,214,710	$—	$1,494,868	$—	$781,796	$870,567	$36.56	$67,041
2022	$—	$2,608,785	$—	$1,001,981	$1,103,280	$451,277	$25.57	($62,809)

(1)
The amounts presented reflect the Summary Compensation Table Total for David Angulo, M.D. (PEO #1) and Marco Taglietti, M.D. (PEO #2) for the years in which they served as PEO. For the years presented in the table, Dr. Taglietti was our PEO from January 2021 (and prior) to December 2022, and Mr. Angulo was our PEO from January 2023 to December 2024.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO #1’s total compensation for 2024 to determine the compensation actually paid:

Year(1)	Summary Compensation Table Total for PEO #1	Deduct: Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in Summary Compensation Table for PEO #1	Add: Fair Value of Outstanding and Unvested Current Year Awards at Year End for PEO #1	Add: Change in Fair Value as of the Current Year End of Outstanding and Unvested Awards Granted in Prior Years for PEO #1	Add: Vesting Date Fair Value of Awards Granted in the Current Year that Vested in the Current Year for PEO #1	Add: Change in Fair Value as of the Vesting Date of Prior Year Awards that Vested During the Current Year for PEO #1	Compensation Actually Paid to PEO #1*
2024	$2,027,854	$1,114,759	$611,128	($167,943)	$103,136	($34,358)	$1,425,058

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
The dollar amounts reported represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Ivor Macleod and Scott Sukenick; and (ii) for 2022, David Angulo, M.D., Scott Sukenick and Christine Coyne.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year(1)	Summary Compensation Table Total for non-PEO NEOs	Deduct: Average Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in Summary Compensation Table for Non-PEO NEOs	Add: Average Fair Value of Outstanding and Unvested Current Year Awards at Year End for Non-PEO NEOs	Add: Average Change in Fair Value as of the Current Year End of Outstanding and Unvested Awards Granted in Prior Years for Non-PEO NEOs	Add: Vesting Date Fair Value of Awards Granted in the Current Year that Vested in the Current Year for Non- PEO NEOs	Add: Average Change in Fair Value as of the Vesting Date of Prior Year Awards that Vested During the Current Year for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs*
2024	$1,181,130	$554,366	$303,604	($95,775)	$51,568	($51,791)	$834,370

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
Total Shareholder Return is based on the value of an initial fixed investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The amounts presented reflect the Summary Compensation Table Total for David Angulo, M.D. (PEO #1) and Marco Taglietti, M.D. (PEO #2) for the years in which they served as PEO. For the years presented in the table, Dr. Taglietti was our PEO from January 2021 (and prior) to December 2022, and Mr. Angulo was our PEO from January 2023 to December 2024.

(3)
The dollar amounts reported represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Ivor Macleod and Scott Sukenick; and (ii) for 2022, David Angulo, M.D., Scott Sukenick and Christine Coyne.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO #1’s total compensation for 2024 to determine the compensation actually paid:

Year(1)	Summary Compensation Table Total for PEO #1	Deduct: Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in Summary Compensation Table for PEO #1	Add: Fair Value of Outstanding and Unvested Current Year Awards at Year End for PEO #1	Add: Change in Fair Value as of the Current Year End of Outstanding and Unvested Awards Granted in Prior Years for PEO #1	Add: Vesting Date Fair Value of Awards Granted in the Current Year that Vested in the Current Year for PEO #1	Add: Change in Fair Value as of the Vesting Date of Prior Year Awards that Vested During the Current Year for PEO #1	Compensation Actually Paid to PEO #1*
2024	$2,027,854	$1,114,759	$611,128	($167,943)	$103,136	($34,358)	$1,425,058

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,181,130	$ 781,796	$ 1,103,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 834,370	870,567	451,277
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year(1)	Summary Compensation Table Total for non-PEO NEOs	Deduct: Average Grant Date Fair Value of “Stock Awards” and “Option Awards” columns in Summary Compensation Table for Non-PEO NEOs	Add: Average Fair Value of Outstanding and Unvested Current Year Awards at Year End for Non-PEO NEOs	Add: Average Change in Fair Value as of the Current Year End of Outstanding and Unvested Awards Granted in Prior Years for Non-PEO NEOs	Add: Vesting Date Fair Value of Awards Granted in the Current Year that Vested in the Current Year for Non- PEO NEOs	Add: Average Change in Fair Value as of the Vesting Date of Prior Year Awards that Vested During the Current Year for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs*
2024	$1,181,130	$554,366	$303,604	($95,775)	$51,568	($51,791)	$834,370

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 19.84	36.56	25.57
Net Income (Loss)	$ (21,288,000)	$ 67,041,000	$ (62,809,000)
PEO Name	David Angulo, M.D.	David Angulo, M.D.	Marco Taglietti, M.D.
David Angulo, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,027,854	$ 1,214,710	$ 0
PEO Actually Paid Compensation Amount	1,425,058	1,494,868	0
Marco Taglietti, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	2,608,785
PEO Actually Paid Compensation Amount	0	$ 0	$ 1,001,981
PEO | David Angulo, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,114,759)
PEO | David Angulo, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,128
PEO | David Angulo, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,943)
PEO | David Angulo, M.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,136
PEO | David Angulo, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,358)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,366)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,604
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,775)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,568
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (51,791)